FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.  Name and address of issuer:
         CUNA Mutual Life Variable Account (f/k/a Century Variable Account) 2000 Heritage Way
         Waverly, Iowa  50677


2.  Name of each series or class of funds for which this notice is filed:
     Bond Fund                             Growth and Income Stock Fund
     Money Market Fund                     Balanced Fund
     Capital Appreciation Stock Fund       Treasury 2000 Fund

3.  Investment Company Act File Number:  811-3915

     Securities Act File Number:  33-19718


4.  Last day of fiscal year for which this notice is filed:   December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             |-|


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instructions A.6): N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A


9.  Number and aggregate sale price of securities sold during the fiscal year:

         40,034,145

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         40,034,145

11. Number and aggregate sale price of securities  issued during the fiscal year
    in  connection  with  dividend   reinvestment   plans,  if  applicable  (see
    Instruction B.7): N/A


12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $ 40,034,145
                                                     ---------------------------

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                             + 0

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                    - 24,919,424
                                                     ---------------------------

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                             + 0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                      15,114,721


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                           x 1/33 of 1% (1/3300)
      (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                      15,114,721
                                                                          $4,580


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v), only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             |X|

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 10, 1997

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                CUNA Mutual Life Variable Account
                                By:  CUNA Mutual Life Insurance Company
                                      (f/k/a Century Life of America)



2/7/97                            /s/  Michael B. Kitchen
Date                            Michael B. Kitchen, President
                                and Chief Executive Officer          BA